Consolidated Quarterly Holdings Report
for
Strategic Advisers® Alternatives Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 29, 2024
SAA-NPRT3-0424
1.9905804.101
Nonconvertible Bonds - 2.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
AT&T, Inc. CME Term SOFR 3 Month Index + 1.440% 6.8077% 6/12/24 (b)(c)	1,000,000	1,002,852
Media - 0.0%
Warnermedia Holdings, Inc. 3.638% 3/15/25	500,000	489,449
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. 2.95% 3/15/25	1,000,000	973,362
Sprint Corp. 7.125% 6/15/24	500,000	501,325
		1,474,687
TOTAL COMMUNICATION SERVICES		2,966,988
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1126% 3/8/24 (b)(c)	218,000	218,013
3.95% 4/13/24	1,400,000	1,396,457
Hyundai Capital America U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.150% 6.4687% 8/4/25 (b)(c)(d)	300,000	300,876
		1,915,346
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Tyson Foods, Inc. 3.95% 8/15/24	1,200,000	1,190,240
Tobacco - 0.1%
BAT Capital Corp. 3.222% 8/15/24	1,700,000	1,679,939
TOTAL CONSUMER STAPLES		2,870,179
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 4.5% 4/15/24	1,400,000	1,397,525
FINANCIALS - 1.2%
Banks - 0.6%
Banco Santander SA:
U.S. TREASURY 1 YEAR INDEX + 0.450% 5.742% 6/30/24 (b)(c)	600,000	600,098
3.892% 5/24/24	200,000	199,234
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7599% 6/14/24 (b)(c)	1,000,000	999,750
3.093% 10/1/25 (b)	500,000	492,509
Bank of Montreal U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.6513% 7/9/24 (b)(c)	400,000	400,111
Bank of Nova Scotia U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7004% 7/31/24 (b)(c)	200,000	200,166
Barclays PLC 3.65% 3/16/25	915,000	896,120
BNP Paribas SA 3.375% 1/9/25 (d)	1,000,000	981,508
BPCE SA 4% 4/15/24	300,000	299,311
DBS Group Holdings Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.610% 5.9623% 9/12/25 (b)(c)(d)	800,000	800,925
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.7388% 5/21/24 (b)(c)(d)	700,000	700,313
HSBC Holdings PLC 3.803% 3/11/25 (b)	1,000,000	999,497
Lloyds Banking Group PLC 3.87% 7/9/25 (b)	1,000,000	992,603
National Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.8079% 8/6/24 (b)(c)	800,000	800,949
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.7976% 3/22/25 (Reg. S) (b)(c)	500,000	504,865
3.479% 3/22/25 (d)	500,000	489,429
Santander UK PLC 2.875% 6/18/24	400,000	396,615
Standard Chartered PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2399% 11/23/25 (Reg. S) (b)(c)	500,000	499,910
Wells Fargo & Co. 2.406% 10/30/25 (b)	1,000,000	978,412
		12,232,325
Capital Markets - 0.4%
CPPIB Capital, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.250% 6.6033% 3/11/26 (b)(c)	3,000,000	3,056,383
Credit Suisse AG 4.75% 8/9/24	1,500,000	1,493,142
Deutsche Bank AG New York Branch 3.7% 5/30/24	1,000,000	994,128
Goldman Sachs Group, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8569% 9/10/24 (b)(c)	600,000	600,258
Morgan Stanley 3.62% 4/17/25 (b)	300,000	299,100
Nomura Holdings, Inc. 2.648% 1/16/25	500,000	486,883
PSP Capital, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.240% 5.5975% 3/3/25 (b)(c)(d)	1,500,000	1,499,831
		8,429,725
Consumer Finance - 0.1%
Ford Motor Credit Co. LLC 4.687% 6/9/25	1,000,000	985,888
Toyota Motor Credit Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.93% 6/13/24 (b)(c)	1,000,000	1,001,293
		1,987,181
Insurance - 0.1%
Jackson National Life Global Funding 1.75% 1/12/25 (d)	1,000,000	965,871
New York Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.580% 5.9086% 1/16/26 (b)(c)(d)	1,000,000	1,002,901
		1,968,772
TOTAL FINANCIALS		24,618,003
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 5.7507% 11/29/24 (b)(c)	200,000	200,017
1.322% 11/29/24	1,000,000	968,150
		1,168,167
Health Care Providers & Services - 0.0%
HCA Holdings, Inc.:
5% 3/15/24	500,000	499,867
5.375% 2/1/25	300,000	298,945
		798,812
Life Sciences Tools & Services - 0.0%
Revvity, Inc. 0.85% 9/15/24	500,000	486,960
Pharmaceuticals - 0.1%
GSK Consumer Healthcare Capital 3.125% 3/24/25	500,000	487,596
GSK Consumer Healthcare Capital U.S. LLC 3.024% 3/24/24	500,000	499,157
		986,753
TOTAL HEALTH CARE		3,440,692
INDUSTRIALS - 0.1%
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25	1,000,000	968,940
Machinery - 0.0%
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	800,000	799,566
TOTAL INDUSTRIALS		1,768,506
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Arrow Electronics, Inc. 3.25% 9/8/24	500,000	493,705
Dell International LLC/EMC Corp. 4% 7/15/24	300,000	297,974
		791,679
Software - 0.1%
VMware, Inc. 1% 8/15/24	1,000,000	978,450
TOTAL INFORMATION TECHNOLOGY		1,770,129
UTILITIES - 0.3%
Electric Utilities - 0.2%
American Electric Power Co., Inc. 2.031% 3/15/24	400,000	399,494
ENEL Finance International NV 2.65% 9/10/24 (d)	969,000	953,201
Eversource Energy 4.2% 6/27/24	1,000,000	995,168
Georgia Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.750% 6.0647% 5/8/25 (b)(c)	423,000	424,180
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.6456% 6/28/24 (b)(c)	700,000	699,838
NextEra Energy Capital Holdings, Inc.:
2.94% 3/21/24	500,000	499,319
6.051% 3/1/25	50,000	50,180
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.1732% 4/1/24 (b)(c)	1,300,000	1,300,663
		5,322,043
Multi-Utilities - 0.1%
DTE Energy Co. 4.22% 11/1/24	1,300,000	1,285,951
TOTAL UTILITIES		6,607,994
TOTAL NONCONVERTIBLE BONDS (Cost $47,290,012)		47,355,362

U.S. Government and Government Agency Obligations - 0.9%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.2%
Federal Home Loan Bank 5.35% 5/17/24 (e)	1,811,321	1,811,105
Freddie Mac:
5.375% 4/24/25	1,000,000	999,267
5.7% 3/6/26	1,500,000	1,498,872
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,309,244
U.S. Treasury Obligations - 0.7%
U.S. Treasury Bills, yield at date of purchase 5.26% to 5.32% 3/14/24 to 6/25/24 (f)	13,725,000	13,587,590
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $17,899,956)		17,896,834

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
Ginnie Mae - 0.0%
6% 3/1/54 (g)	300,000	301,542
Uniform Mortgage Backed Securities - 0.2%
5% 3/1/39 (g)	400,000	396,547
5.5% 3/1/54 (g)	1,200,000	1,187,156
5.5% 3/1/54 (g)	300,000	296,789
5.5% 3/1/54 (g)	1,200,000	1,187,156
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		3,067,648
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,377,313)		3,369,190

Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
Capital One Prime Auto Receivables Trust Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.9747% 9/15/25 (b)(c)	94,604	94,636
Carmax 2023-3 A3 Series 2023-3 Class A2A, 5.72% 11/16/26	300,000	300,370
Citibank Credit Card Issuance Trust:
Series 2017-A6 Class A6, CME Term SOFR 1 Month Index + 0.880% 6.2049% 5/14/29 (b)(c)	900,000	908,370
Series 2023-A1 Class A1, 5.23% 12/8/27	500,000	500,915
Citizens Auto Receivables Trus Series 2023-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 6.0547% 10/15/26 (b)(c)(d)	600,000	600,845
Citizens Auto Receivables Trust Series 2024-1 Class A1, 5.616% 1/15/25 (d)	662,763	662,849
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A2, 5.84% 1/22/29 (d)	400,000	400,422
Fifth Third Auto Trust 2023-1 Series 2023-1 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8547% 11/16/26 (b)(c)	194,760	194,779
Ford Credit Auto Lease Trust Series 2023-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 5.9147% 2/15/26 (b)(c)	900,000	900,720
GM Financial Automobile Leasing Series 2023-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.820% 6.1444% 10/20/25 (b)(c)	21,139	21,174
Hyundai Auto Lease Securitizat Series 2023-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 6.0747% 9/15/25 (b)(c)(d)	155,829	156,068
Kubota Credit Owner Trust 2023 Series 2023-2A Class A1, 5.622% 7/15/24 (d)	9,850	9,850
M&T Equiptment 2023-Leaf1 LLC Series 2023-1A Class A1, 5.742% 8/15/24 (d)	68,171	68,168
Master Credit Card Trust Ii Series 2023-2A Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.850% 6.1747% 1/21/27 (b)(c)(d)	1,200,000	1,204,609
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class A, CME Term SOFR 1 Month Index + 1.190% 6.5143% 10/16/36 (b)(c)(d)	565,780	560,990
Toyota Auto Receivables 2023-C Series 2023-C Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7247% 8/17/26 (b)(c)	786,615	786,726
Toyota Auto Receivables Owner Trust Series 2022-C Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.8947% 8/15/25 (b)(c)	136,718	136,757
Trillium Credit Card Trust Ii Series 2023-3A Class A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.850% 6.1695% 8/26/28 (b)(c)(d)	1,200,000	1,205,051
Volkswagen Auto Loan Enhanced Series 2023-1 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.8441% 12/21/26 (b)(c)	863,519	863,863
WOART 2023-A Series 2023-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.7547% 7/15/26 (b)(c)	457,782	457,963
World Omni Auto Receivables Trust Series 2023-C Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7347% 12/15/26 (b)(c)	600,000	599,963
World Omni Automobile Lease Series 2023-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.0847% 11/17/25 (b)(c)	147,839	148,088
TOTAL ASSET-BACKED SECURITIES (Cost $10,749,561)		10,783,176

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Government Agency - 0.1%
Fannie Mae floater Series 2024-10 Class AF, 5.645% 12/25/50	100,000	99,859
Freddie Mac floater Series 2024-5383 Class AF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 5.693% 8/15/48 (b)(c)	86,312	86,140
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2017-H05 Class FC, CME Term SOFR 1 Month Index + 0.860% 6.2129% 2/20/67 (b)(c)	1,310,634	1,311,395

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,488,363)		1,497,394

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
Brazil Letras Do Tesouro Nacio, yield at date of purchase 10.26% to 10.3067% 7/1/24	BRL	4,700,000	914,903
Korea Development Bank U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.6023% 3/9/24 (b)(c)		1,000,000	999,930
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,932,270)			1,914,833

Alternative Funds - 91.0%
	Shares	Value ($)
Alternative Funds - 91.0%
Abbey Capital Futures Strategy Fund Class A	426	4,885
Absolute Convertible Arbitrage Fund Investor Shares	13,818,540	152,556,685
American Beacon AHL Managed Futures Strategy Fund A Class	6,723,856	67,776,471
BlackRock Systematic Multi-Strategy Fund Investor A Shares	20,347,891	202,868,477
Credit Suisse Multialternative Strategy Fund Class A Shares	7,598,191	68,155,774
Eaton Vance Global Macro Absolute Return Advantage Fund Class A	20,542,571	208,096,238
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund (h)	11,000,000	109,340,000
Fidelity SAI Alternative Risk Premia Strategy Fund (h)	2,500,255	24,902,536
Fidelity SAI Convertible Arbitrage Fund (h)	15,029,645	153,452,676
First Trust Merger Arbitrage Fund Class I	16,289,752	174,789,042
Fulcrum Diversified Absolute Return Fund Super Institutional Class	5,439,078	50,583,426
JHancock Diversified Macro Fund Class A	12,099,864	116,400,689
LoCorr Long/Short Commodity Strategies Fund Class A	6,756,190	65,129,667
Stone Ridge Diversified Alternatives Fund Class I	12,358,473	131,246,979
T. Rowe Price Dynamic Global Bond Fund Investor Class	647	5,017
Victory Market Neutral Income Fund Class I	17,353,516	147,331,355
Westchester Capital Merger Fund	10,734,753	183,886,322

TOTAL ALTERNATIVE FUNDS (Cost $1,852,015,976)		1,856,526,239

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	6,284,650	6,285,907
Fidelity Investments Money Market Government Portfolio Institutional Class 5.24% (h)(j)	59,733,358	59,733,358
State Street Institutional U.S. Government Money Market Fund Premier Class 5.28% (j)	1,394,656	1,394,656
TOTAL MONEY MARKET FUNDS (Cost $67,413,921)		67,413,921

Repurchase Agreements - 1.7%
	Maturity Amount ($)	Value ($)
With U.S. Treasury Bills at 5.36%, dated:
2/29/24 due 3/1/24 (Collateralized by U.S. Treasury Obligations valued at $18,202,710, 0.63%, 5/15/30)	18,202,710	18,200,000
3/1/24 due 3/4/24 (Collateralized by U.S. Treasury Obligations valued at $17,307,727, 4.00%, 11/15/52)	17,307,727	17,300,000
TOTAL REPURCHASE AGREEMENTS (Cost $35,500,000)		35,500,000

Purchased Options - 0.1%
	Counterparty	Number of Contracts	Notional Amount($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	105	53,510,835	3,200	12/20/24	165,375
S&P 500 Index	Chicago Board Options Exchange	71	36,183,517	4,490	03/15/24	9,940
S&P 500 Index	Chicago Board Options Exchange	69	35,164,263	4,630	04/19/24	63,135
S&P 500 Index	Chicago Board Options Exchange	88	44,847,176	3,350	01/17/25	178,200
S&P 500 Index	Chicago Board Options Exchange	66	33,635,382	4,840	05/17/24	220,110
S&P 500 Index	Chicago Board Options Exchange	102	51,981,954	3,500	02/21/25	284,070

						920,830
TOTAL PURCHASED OPTIONS (Cost $2,041,878)						920,830

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,039,709,250)	2,043,177,779
NET OTHER ASSETS (LIABILITIES) - (0.2)% (k)	(3,404,932)
NET ASSETS - 100.0%	2,039,772,847

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
6% 3/1/54	(4,800,000)	(4,824,673)

Uniform Mortgage Backed Securities
5% 3/1/39	(1,800,000)	(1,784,461)
5.5% 3/1/54	(2,700,000)	(2,671,102)
6% 3/1/54	(2,300,000)	(2,310,063)
6.5% 3/1/54	(3,700,000)	(3,764,750)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(10,530,376)

TOTAL TBA SALE COMMITMENTS (Proceeds $15,385,040)		(15,355,049)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
CME Three-Month SOFR Index Contracts (United States)	26	Mar 2025	6,207,500	(40,004)	(40,004)
Eurex Euro-BTP Contracts (Germany)	8	Mar 2024	1,018,719	26,698	26,698
Eurex Euro-Oat Contracts (Germany)	3	Mar 2024	414,022	(345)	(345)

TOTAL BOND INDEX CONTRACTS					(13,651)

Commodity Futures Contracts
CME Lean Hogs Contracts (United States)	22	Jun 2024	881,760	22,238	22,238
CME Live Cattle Contracts (United States)	12	Jun 2024	869,880	(4,200)	(4,200)
ICE Brent Crude Contracts (United Kingdom)	4	May 2024	322,120	(3,116)	(3,116)
ICE Cocoa Contracts (United Kingdom)	16	May 2024	1,042,559	109,447	109,447
ICE Cocoa Contracts (United States)	11	May 2024	665,390	221,921	221,921
ICE Coffee 'C' Contracts (United States)	20	May 2024	1,382,625	(17,729)	(17,729)
ICE Cotton No. 2 Contracts (United States)	65	May 2024	3,236,025	431,818	431,818
ICE Gas Oil Contracts (United Kingdom)	29	May 2024	2,291,000	(2,186)	(2,186)
ICE Robusta Coffee 10-T Contracts (United Kingdom)	38	May 2024	1,176,100	(11,287)	(11,287)
NYMEX Gasoline RBOB Contracts (United States)	15	Apr 2024	1,619,793	4,056	4,056
NYMEX NY Harbor USLD Contracts (United States)	8	Apr 2024	872,054	2,663	2,663
NYMEX WTI Crude Oil Contracts (United States)	9	May 2024	691,290	(3,294)	(3,294)
SGX Iron Ore Index Contracts (Singapore)	214	Apr 2024	2,462,712	(176,700)	(176,700)

TOTAL COMMODITY FUTURES CONTRACTS					573,631

Equity Index Contracts
ASX SPI 200 Index Contracts (Australia)	35	Mar 2024	4,356,625	145,051	145,051
CME E-mini NASDAQ 100 Index Contracts (United States)	10	Mar 2024	3,616,550	326,921	326,921
CME E-mini Russell 2000 Index Contracts (United States)	11	Mar 2024	1,131,515	74,554	74,554
CME Micro E-mini S&P 500 Index Contracts (United States)	4	Mar 2024	1,020,750	84,853	84,853
Eurex Dax Index Contracts (Germany)	3	Mar 2024	1,438,653	77,933	77,933
Eurex Euro Stoxx Bank Index Contracts (Germany)	265	Mar 2024	1,754,990	31,437	31,437
Euronext CAC 40 10 Index Contracts (France)	12	Mar 2024	1,029,916	31,545	31,545
HKFE Hang Seng China Enterprises Index Contracts (Hong Kong)	3	Mar 2024	108,838	(1,774)	(1,774)
ICE FTSE 100 Index Contracts (United Kingdom)	15	Mar 2024	1,444,040	7,294	7,294
IDEM FTSE MIB Index Contracts (Italy)	11	Mar 2024	1,939,658	125,669	125,669
JPX TOPIX Index Contracts (Japan)	22	Mar 2024	3,934,232	392,478	392,478
MEFF IBEX 35 Index Contracts (Spain)	19	Mar 2024	2,059,126	4,555	4,555
MSCI Sing IX ETS Index Contracts (Singapore)	38	Mar 2024	794,991	(3,373)	(3,373)
NSE IFSC Nifty 50 Contract (India)	95	Mar 2024	4,216,480	(23,478)	(23,478)
OMX Stockholm 30 Index Contracts (Sweden)	170	Mar 2024	4,029,268	123,299	123,299
SGX FTSE Taiwan Index Contracts (Singapore)	75	Mar 2024	4,849,500	11,085	11,085
SGX Nikkei 225 Index Contracts (Singapore)	16	Mar 2024	2,094,717	275,194	275,194
TME S&P/TSX 60 Index Contracts (Canada)	9	Mar 2024	1,711,734	57,361	57,361
WSE WIG20 Index Contracts (Poland)	114	Mar 2024	1,381,784	47,537	47,537

TOTAL EQUITY INDEX CONTRACTS					1,788,141

Treasury Contracts
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	19	Jun 2024	2,169,266	12,887	12,887

TOTAL PURCHASED					2,361,008

Sold

Bond Index Contracts
CME Three-Month SOFR Index Contracts (United States)	85	Sep 2025	20,404,250	50,560	50,560
Eurex Euro-BTP Contracts (Germany)	47	Jun 2024	5,371,846	(1,989)	(1,989)
ICE Three Month SONIA Index Contracts (United States)	14	Sep 2025	4,236,468	3,659	3,659
ICE Three-Month EURIBOR Index Contracts (United States)	48	Jun 2025	12,629,797	4,684	4,684

TOTAL BOND INDEX CONTRACTS					56,914

Commodity Futures Contracts
CBOT Corn Contracts (United States)	232	May 2024	4,982,200	465,967	465,967
CBOT KC HRW Wheat Contracts (United States)	105	May 2024	3,083,063	214,178	214,178
CBOT Soybean Contracts (United States)	58	May 2024	3,308,175	313,837	313,837
CBOT Soybean Meal Contracts (United States)	90	May 2024	2,962,800	357,630	357,630
CBOT Soybean Oil Contracts (United States)	108	May 2024	2,929,608	191,217	191,217
CBOT Wheat Contracts (United States)	12	May 2024	345,750	19,271	19,271
COMEX Gold 100 oz. Contracts (United States)	12	Apr 2024	2,465,640	(45,661)	(45,661)
COMEX Silver Contracts (United States)	16	May 2024	1,830,800	(10,100)	(10,100)
ENDEX Dutch TTF Natural Gas Contracts (Netherlands)	10	May 2024	196,404	(275)	(275)
ENDEX Dutch TTF Natural Gas Contracts (Netherlands)	5	Apr 2024	100,679	26,523	26,523
Euronext Milling Wheat NO.2 Contracts (France)	237	May 2024	2,510,266	235,928	235,928
European Energy Exchange Agriculture	11	Mar 2024	1,446,518	520,700	520,700
ICE Rotterdam Coal Contracts (United Kingdom)	6	Apr 2024	617,100	(56,658)	(56,658)
ICE Rotterdam Coal Contracts (United Kingdom)	5	May 2024	502,500	(30,548)	(30,548)
ICE Rotterdam Coal Contracts (United Kingdom)	5	Jun 2024	496,000	(26,548)	(26,548)
ICE ENDEX ECX Emissions Contracts (Netherlands)	46	Dec 2024	2,784,141	518,203	518,203
ICE Natural Gas Contracts (United Kingdom)	25	Mar 2024	582,993	294	294
ICE Sugar No. 11 Contracts (United States)	63	Apr 2024	1,530,446	(12,274)	(12,274)
ICE White Sugar Contracts (United Kingdom)	18	Apr 2024	553,590	13,582	13,582
LME Aluminum Contracts (United Kingdom)	54	Apr 2024	2,981,705	2,572	2,572
LME Lead Contracts (United Kingdom)	11	Jun 2024	567,716	0	0
LME Lead Contracts (United Kingdom)	18	Apr 2024	928,058	1,072	1,072
LME Nickel Contracts (United Kingdom)	16	Apr 2024	1,708,416	(149,838)	(149,838)
LME Zinc Contracts (United Kingdom)	42	Apr 2024	2,530,238	48,990	48,990
MGEX Hard Red Spring Wheat Contracts (United States)	36	May 2024	1,186,200	73,041	73,041
NYMEX Natural Gas Contracts (United States)	104	May 2024	2,338,960	(8,395)	(8,395)
NYMEX Palladium Contracts (United States)	19	Jun 2024	1,798,920	(22,400)	(22,400)
NYMEX Platinum Contracts (United States)	41	Apr 2024	1,812,200	8,050	8,050

TOTAL COMMODITY FUTURES CONTRACTS					2,648,358

Equity Index Contracts
Cboe VIX Index Contracts (United States)	104	Mar 2024	1,456,915	60,275	60,275
Eurex VSTOXX Index Contracts (Germany)	152	Mar 2024	234,101	6,575	6,575
HKFE Hang Seng Index Contracts (Hong Kong)	5	Mar 2024	525,321	4,564	4,564
SAF FTSE JSE TOP 40 Index Contracts (South Africa)	78	Mar 2024	2,693,115	116,523	116,523
SGX FTSE China A50 Index Contracts (Singapore)	287	Mar 2024	3,407,264	(20,272)	(20,272)

TOTAL EQUITY INDEX CONTRACTS					167,665

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	31	Jun 2024	3,314,094	(525)	(525)

TOTAL SOLD					2,872,412

TOTAL FUTURES CONTRACTS					5,233,420
The notional amount of futures purchased as a percentage of Net Assets is 3.5%
The notional amount of futures sold as a percentage of Net Assets is 4.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	157,000	USD	170,164	BNP Paribas S.A.	3/01/24	(478)
GBP	93,000	USD	117,757	JPMorgan Chase Bank, N.A.	3/01/24	(363)
AUD	412,000	USD	267,726	BNP Paribas S.A.	3/04/24	74
BRL	25,429,982	USD	5,103,450	Morgan Stanley International	3/04/24	12,114
BRL	16,800,000	USD	3,371,260	Goldman Sachs Bank USA	3/04/24	8,274
BRL	8,600,000	USD	1,725,764	Citibank, N.A.	3/04/24	4,235
CAD	1,794,309	USD	1,338,553	Morgan Stanley International	3/04/24	(16,437)
EUR	100,000	USD	108,212	BNP Paribas S.A.	3/04/24	(132)
EUR	174,000	USD	188,416	Bank of America, N.A.	3/04/24	(357)
EUR	549,000	USD	596,520	Barclays Bank PLC	3/04/24	(3,161)
EUR	99,000	USD	107,868	JPMorgan Chase Bank, N.A.	3/04/24	(869)
EUR	58,000	USD	62,290	Citibank, N.A.	3/04/24	397
EUR	56,000	USD	60,419	BNP Paribas S.A.	3/04/24	106
EUR	137,000	USD	147,663	JPMorgan Chase Bank, N.A.	3/04/24	407
EUR	88,000	USD	94,884	Barclays Bank PLC	3/04/24	227
EUR	152,000	USD	163,977	Citibank, N.A.	3/04/24	305
EUR	54,000	USD	57,840	Citibank, N.A.	3/04/24	523
EUR	33,000	USD	35,443	BNP Paribas S.A.	3/04/24	224
EUR	27,000	USD	29,108	JPMorgan Chase Bank, N.A.	3/04/24	74
EUR	291,000	USD	314,466	Barclays Bank PLC	3/04/24	47
EUR	35,000	USD	37,976	BNP Paribas S.A.	3/04/24	(148)
GBP	7,563,240	USD	9,605,222	BNP Paribas S.A.	3/04/24	(58,144)
GBP	107,000	USD	135,595	Morgan Stanley International	3/04/24	(529)
GBP	755,668	USD	959,689	BNP Paribas S.A.	3/04/24	(5,809)
GBP	45,000	USD	57,441	State Street Bank and Trust Co	3/04/24	(638)
GBP	17,000	USD	21,409	Citibank, N.A.	3/04/24	50
GBP	50,000	USD	62,698	BNP Paribas S.A.	3/04/24	417
GBP	44,000	USD	55,579	BNP Paribas S.A.	3/04/24	(37)
GBP	90,000	USD	113,472	Citibank, N.A.	3/04/24	135
GBP	39,000	USD	49,231	Citibank, N.A.	3/04/24	(2)
GBP	20,000	USD	25,351	Barclays Bank PLC	3/04/24	(105)
GBP	23,000	USD	28,862	State Street Bank and Trust Co	3/04/24	171
GBP	35,000	USD	44,120	JPMorgan Chase Bank, N.A.	3/04/24	60
GBP	18,000	USD	22,699	BNP Paribas S.A.	3/04/24	23
GBP	54,000	USD	68,509	JPMorgan Chase Bank, N.A.	3/04/24	(345)
GBP	28,000	USD	35,492	State Street Bank and Trust Co	3/04/24	(148)
GBP	59,000	USD	74,814	Citibank, N.A.	3/04/24	(339)
GBP	19,000	USD	24,101	State Street Bank and Trust Co	3/04/24	(118)
JPY	190,000,000	USD	1,267,336	Citibank, N.A.	3/04/24	7
JPY	224,031,863	USD	1,486,806	Morgan Stanley International	3/04/24	7,537
MYR	191,230	USD	40,163	UNKNOWN	3/04/24	134
NOK	13,499	USD	1,274	Barclays Bank PLC	3/04/24	(3)
NZD	6,999,981	USD	4,285,738	BNP Paribas S.A.	3/04/24	(23,800)
SEK	605,000	USD	58,277	Morgan Stanley International	3/04/24	85
USD	693,799	JPY	102,170,000	Barclays Bank PLC	3/04/24	12,302
USD	596,614	JPY	87,830,000	BNP Paribas S.A.	3/04/24	10,768
USD	1,730,372	BRL	8,600,000	Citibank, N.A.	3/04/24	372
USD	3,380,397	BRL	16,800,000	Goldman Sachs Bank USA	3/04/24	864
USD	1,523,233	JPY	224,091,336	Morgan Stanley International	3/04/24	28,494
USD	1,292	NOK	13,516	Goldman Sachs Bank USA	3/04/24	19
USD	272,339	AUD	412,000	Goldman Sachs Bank USA	3/04/24	4,539
USD	188,229	GBP	150,000	State Street Bank and Trust Co	3/04/24	(1,116)
USD	9,544,443	GBP	7,520,240	BNP Paribas S.A.	3/04/24	51,645
USD	58,746	SEK	604,897	Morgan Stanley International	3/04/24	395
USD	1,330,103	CAD	1,795,502	JPMorgan Chase Bank, N.A.	3/04/24	7,108
USD	4,258,648	NZD	6,999,981	BNP Paribas S.A.	3/04/24	(3,290)
USD	5,103,041	BRL	25,429,982	Morgan Stanley International	3/04/24	(12,524)
USD	186,068	EUR	172,000	Barclays Bank PLC	3/04/24	170
USD	23,977	GBP	19,000	BNP Paribas S.A.	3/04/24	(7)
USD	1,597,460	GBP	1,258,668	BNP Paribas S.A.	3/04/24	8,644
USD	1,521,962	EUR	1,407,000	Bank of America, N.A.	3/04/24	1,277
JPY	450,000,000	USD	3,008,044	UBS AG	3/18/24	394
USD	3,194,896	JPY	450,000,000	Royal Bank of Canada	3/18/24	186,458
AUD	2,200,000	USD	1,482,347	Morgan Stanley International	3/20/24	(51,602)
BRL	4,380,318	USD	900,000	Goldman Sachs Bank USA	3/20/24	(20,346)
BRL	2,467,825	USD	500,000	State Street Bank and Trust Co	3/20/24	(4,412)
BRL	1,981,900	USD	400,000	JPMorgan Chase Bank, N.A.	3/20/24	(1,996)
BRL	7,939,550	USD	1,600,000	Citibank, N.A.	3/20/24	(5,583)
BRL	16,800,000	USD	3,372,600	Goldman Sachs Bank USA	3/20/24	1,169
CAD	3,476,756	USD	2,600,000	BNP Paribas S.A.	3/20/24	(37,571)
CAD	4,808,844	USD	3,600,000	UBS AG	3/20/24	(55,799)
CAD	3,832,307	USD	2,900,000	BNP Paribas S.A.	3/20/24	(75,524)
CAD	3,296,156	USD	2,500,000	Morgan Stanley International	3/20/24	(70,676)
CAD	1,754,192	USD	1,300,000	BNP Paribas S.A.	3/20/24	(7,130)
CAD	2,291,552	USD	1,700,000	BNP Paribas S.A.	3/20/24	(11,086)
CAD	3,490,009	USD	2,600,000	BNP Paribas S.A.	3/20/24	(27,803)
CHF	1,098,303	USD	1,300,000	JPMorgan Chase Bank, N.A.	3/20/24	(55,851)
CHF	864,829	USD	1,000,000	BNP Paribas S.A.	3/20/24	(20,329)
CHF	4,800,000	USD	5,544,415	Barclays Bank PLC	3/20/24	(107,014)
CHF	1,229,449	USD	1,400,000	BNP Paribas S.A.	3/20/24	(7,291)
CLP	770,812,176	USD	800,000	BNP Paribas S.A.	3/20/24	(2,781)
COP	3,598,200,000	USD	900,000	State Street Bank and Trust Co	3/20/24	14,166
COP	15,708,834,266	USD	4,047,625	Bank of America, N.A.	3/20/24	(56,608)
COP	461,325,456	USD	114,672	State Street Bank and Trust Co	3/20/24	2,533
COP	1,551,659,876	USD	385,697	State Street Bank and Trust Co	3/20/24	8,521
COP	1,607,715,392	USD	399,631	State Street Bank and Trust Co	3/20/24	8,828
COP	6,162,949,010	USD	1,560,000	BNP Paribas S.A.	3/20/24	5,771
COP	552,300,000	USD	140,000	Citibank, N.A.	3/20/24	318
CZK	12,846,509	USD	575,423	Goldman Sachs Bank USA	3/20/24	(27,591)
CZK	21,263,208	USD	900,000	Goldman Sachs Bank USA	3/20/24	6,758
EUR	1,213,000	USD	1,318,898	Citibank, N.A.	3/20/24	(7,005)
EUR	875,000	USD	942,590	BNP Paribas S.A.	3/20/24	3,746
GBP	750,000	USD	949,619	BNP Paribas S.A.	3/20/24	(2,799)
GBP	1,000,000	USD	1,266,785	BNP Paribas S.A.	3/20/24	(4,359)
HKD	1,320,000	USD	169,183	Barclays Bank PLC	3/20/24	(504)
HKD	1,067,000	USD	136,564	BNP Paribas S.A.	3/20/24	(215)
HKD	1,476,000	USD	188,952	Citibank, N.A.	3/20/24	(339)
HKD	1,548,000	USD	198,232	Citibank, N.A.	3/20/24	(418)
HKD	1,076,000	USD	137,772	Citibank, N.A.	3/20/24	(273)
HUF	210,487,800	USD	600,000	Bank of America, N.A.	3/20/24	(21,324)
HUF	388,454,565	USD	1,100,000	BNP Paribas S.A.	3/20/24	(32,055)
HUF	247,471,210	USD	700,000	Bank of America, N.A.	3/20/24	(19,649)
HUF	1,526,700,000	USD	4,263,305	JPMorgan Chase Bank, N.A.	3/20/24	(66,080)
HUF	216,661,620	USD	600,000	Bank of America, N.A.	3/20/24	(4,351)
HUF	143,721,268	USD	400,000	BNP Paribas S.A.	3/20/24	(4,879)
HUF	2,668,598	USD	7,417	BNP Paribas S.A.	3/20/24	(80)
IDR	20,375,526,600	USD	1,300,000	BNP Paribas S.A.	3/20/24	(3,994)
IDR	6,839,178,098	USD	434,758	BNP Paribas S.A.	3/20/24	255
IDR	20,223,257,312	USD	1,282,144	JPMorgan Chase Bank, N.A.	3/20/24	4,177
IDR	28,894,603,500	USD	1,834,578	JPMorgan Chase Bank, N.A.	3/20/24	3,292
IDR	27,989,071,133	USD	1,773,593	JPMorgan Chase Bank, N.A.	3/20/24	6,680
IDR	14,184,631,800	USD	900,000	BNP Paribas S.A.	3/20/24	2,228
IDR	15,642,000,000	USD	1,000,000	Goldman Sachs Bank USA	3/20/24	(5,075)
IDR	20,330,314,290	USD	1,300,000	BNP Paribas S.A.	3/20/24	(6,870)
ILS	1,292,880	USD	360,000	JPMorgan Chase Bank, N.A.	3/20/24	2,041
ILS	11,566,119	USD	3,213,000	JPMorgan Chase Bank, N.A.	3/20/24	25,828
ILS	5,692,306	USD	1,574,000	BNP Paribas S.A.	3/20/24	20,001
ILS	3,605,663	USD	998,000	JPMorgan Chase Bank, N.A.	3/20/24	11,684
ILS	2,368,015	USD	655,000	Barclays Bank PLC	3/20/24	8,109
ILS	60,000	USD	16,389	Barclays Bank PLC	3/20/24	413
ILS	3,299,270	USD	900,000	BNP Paribas S.A.	3/20/24	23,885
ILS	1,355,059	USD	379,600	BNP Paribas S.A.	3/20/24	(147)
ILS	7,189,896	USD	2,020,400	Morgan Stanley International	3/20/24	(7,034)
INR	50,533,563	USD	604,454	JPMorgan Chase Bank, N.A.	3/20/24	4,832
INR	49,591,794	USD	592,848	BNP Paribas S.A.	3/20/24	5,083
INR	48,541,401	USD	580,101	Bank of America, N.A.	3/20/24	5,165
INR	119,014,937	USD	1,422,934	BNP Paribas S.A.	3/20/24	12,036
INR	483,215,400	USD	5,800,000	Citibank, N.A.	3/20/24	26,156
INR	790,861,373	USD	9,499,930	BNP Paribas S.A.	3/20/24	35,531
INR	5,828	USD	70	JPMorgan Chase Bank, N.A.	3/20/24	0
INR	133,232,000	USD	1,600,000	Citibank, N.A.	3/20/24	6,386
KRW	3,108,159,100	USD	2,407,000	Citibank, N.A.	3/20/24	(77,512)
KRW	3,087,687,900	USD	2,393,000	Citibank, N.A.	3/20/24	(78,855)
KRW	1,192,603,006	USD	900,000	BNP Paribas S.A.	3/20/24	(6,174)
KRW	1,064,128,000	USD	800,000	Bank of America, N.A.	3/20/24	(2,463)
MXN	25,815,608	USD	1,500,000	BNP Paribas S.A.	3/20/24	10,640
MXN	23,855,289	USD	1,400,000	JPMorgan Chase Bank, N.A.	3/20/24	(4,071)
MXN	10,304,555	USD	600,000	BNP Paribas S.A.	3/20/24	2,987
MXN	85,762,303	USD	4,997,512	Citibank, N.A.	3/20/24	21,001
MXN	45,342,245	USD	2,600,000	BNP Paribas S.A.	3/20/24	53,271
MXN	29,433,368	USD	1,700,000	JPMorgan Chase Bank, N.A.	3/20/24	22,339
MXN	22,315,450	USD	1,300,000	BNP Paribas S.A.	3/20/24	5,823
MYR	2,824,200	USD	600,000	Barclays Bank PLC	3/20/24	(4,214)
MYR	3,771,361	USD	800,000	Morgan Stanley International	3/20/24	(4,404)
NOK	12,341,742	USD	1,200,000	BNP Paribas S.A.	3/20/24	(37,540)
NOK	6,301,355	USD	600,000	BNP Paribas S.A.	3/20/24	(6,480)
NOK	19,924,867	USD	1,900,000	BNP Paribas S.A.	3/20/24	(23,290)
NZD	2,300,000	USD	1,442,806	BNP Paribas S.A.	3/20/24	(42,435)
NZD	1,000,000	USD	609,751	BNP Paribas S.A.	3/20/24	(894)
PEN	15,190,063	USD	4,034,974	Citibank, N.A.	3/20/24	(19,856)
PEN	5,620,770	USD	1,500,000	JPMorgan Chase Bank, N.A.	3/20/24	(14,288)
PHP	223,285,327	USD	4,007,634	Bank of America, N.A.	3/20/24	(37,425)
PHP	439,344	USD	7,888	Goldman Sachs Bank USA	3/20/24	(76)
PHP	72,702,500	USD	1,300,000	Citibank, N.A.	3/20/24	(7,286)
PHP	79,922,700	USD	1,430,000	Citibank, N.A.	3/20/24	(8,904)
PHP	110,082,095	USD	1,970,000	BNP Paribas S.A.	3/20/24	(12,644)
PLN	3,017,128	USD	759,250	Citibank, N.A.	3/20/24	(3,816)
PLN	3,205,182	USD	800,000	Bank of America, N.A.	3/20/24	2,519
SEK	6,247,811	USD	600,000	Morgan Stanley International	3/20/24	3,116
SEK	28,760,000	USD	2,747,712	JPMorgan Chase Bank, N.A.	3/20/24	28,561
SEK	29,984,257	USD	2,900,000	JPMorgan Chase Bank, N.A.	3/20/24	(5,546)
SGD	2,117,965	USD	1,600,000	JPMorgan Chase Bank, N.A.	3/20/24	(24,797)
THB	60,063	USD	1,733	Barclays Bank PLC	3/20/24	(59)
THB	62,372,106	USD	1,834,000	BNP Paribas S.A.	3/20/24	(95,168)
THB	51,710,400	USD	1,520,000	Morgan Stanley International	3/20/24	(78,399)
THB	86,205,358	USD	2,532,000	Citibank, N.A.	3/20/24	(128,736)
THB	34,486,140	USD	1,014,000	Citibank, N.A.	3/20/24	(52,583)
TWD	38,209,370	USD	1,219,033	BNP Paribas S.A.	3/20/24	(9,189)
TWD	152,834,155	USD	4,907,969	JPMorgan Chase Bank, N.A.	3/20/24	(68,699)
TWD	1,439,537	USD	46,219	BNP Paribas S.A.	3/20/24	(638)
TWD	49,737,600	USD	1,600,000	State Street Bank and Trust Co	3/20/24	(25,132)
USD	1,275,259	TWD	40,127,300	BNP Paribas S.A.	3/20/24	4,687
USD	16,240	IDR	249,348,960	Goldman Sachs Bank USA	3/20/24	380
USD	26,821	IDR	412,094,741	Morgan Stanley International	3/20/24	609
USD	2,025,998	IDR	31,183,762,019	Morgan Stanley International	3/20/24	42,524
USD	27,048	IDR	416,477,260	Morgan Stanley International	3/20/24	558
USD	1,480,358	TWD	46,783,738	BNP Paribas S.A.	3/20/24	(981)
USD	12,064	IDR	185,940,194	BNP Paribas S.A.	3/20/24	237
USD	56,333	IDR	868,035,197	Goldman Sachs Bank USA	3/20/24	1,121
USD	86,137	IDR	1,329,869,143	JPMorgan Chase Bank, N.A.	3/20/24	1,549
USD	105,090	IDR	1,620,233,580	Citibank, N.A.	3/20/24	2,033
USD	1,649,633	TWD	51,288,740	JPMorgan Chase Bank, N.A.	3/20/24	25,650
USD	741,024	IDR	11,597,181,473	Citibank, N.A.	3/20/24	3,374
USD	5,720,281	THB	197,924,572	JPMorgan Chase Bank, N.A.	3/20/24	202,468
USD	759,612	HKD	5,917,210	Barclays Bank PLC	3/20/24	3,471
USD	5,213,319	ILS	18,980,651	Citibank, N.A.	3/20/24	(101,779)
USD	432,699	SGD	573,776	JPMorgan Chase Bank, N.A.	3/20/24	5,962
USD	900,000	KRW	1,167,717,564	BNP Paribas S.A.	3/20/24	24,825
USD	800,000	IDR	12,395,200,000	JPMorgan Chase Bank, N.A.	3/20/24	11,591
USD	400,000	BRL	1,963,500	State Street Bank and Trust Co	3/20/24	5,691
USD	600,000	HUF	209,400,720	BNP Paribas S.A.	3/20/24	24,313
USD	700,000	IDR	10,819,900,000	Citibank, N.A.	3/20/24	11,789
USD	25,000	CLP	22,387,250	Barclays Bank PLC	3/20/24	1,846
USD	1,075,000	CLP	958,362,500	State Street Bank and Trust Co	3/20/24	83,805
USD	48,911	ILS	176,000	Barclays Bank PLC	3/20/24	(374)
USD	700,000	MXN	11,986,692	BNP Paribas S.A.	3/20/24	(1,420)
USD	878,074	GBP	687,500	BNP Paribas S.A.	3/20/24	10,156
USD	114,920	HKD	896,000	Barclays Bank PLC	3/20/24	423
USD	1,800,000	TWD	54,291,600	Barclays Bank PLC	3/20/24	80,936
USD	500,000	HUF	174,355,130	BNP Paribas S.A.	3/20/24	20,660
USD	1,800,000	CNY	12,763,753	BNP Paribas S.A.	3/20/24	21,239
USD	700,000	CLP	622,020,000	JPMorgan Chase Bank, N.A.	3/20/24	56,670
USD	800,000	IDR	12,392,000,000	JPMorgan Chase Bank, N.A.	3/20/24	11,794
USD	600,000	CAD	797,890	BNP Paribas S.A.	3/20/24	11,941
USD	600,000	CHF	505,622	Citibank, N.A.	3/20/24	27,236
USD	600,000	CAD	797,920	Citibank, N.A.	3/20/24	11,919
USD	2,952,523	CLP	2,628,630,800	Citibank, N.A.	3/20/24	233,837
USD	400,000	BRL	1,988,456	Citibank, N.A.	3/20/24	679
USD	792,728	GBP	625,000	Goldman Sachs Bank USA	3/20/24	3,712
USD	700,000	CLP	626,290,000	State Street Bank and Trust Co	3/20/24	52,254
USD	190,198	CZK	4,269,000	Barclays Bank PLC	3/20/24	8,148
USD	53,128	ILS	197,000	Bank of America, N.A.	3/20/24	(2,037)
USD	4,000,000	PHP	224,960,000	Morgan Stanley International	3/20/24	14
USD	604,000	CLP	559,002,000	Royal Bank of Canada	3/20/24	25,847
USD	296,000	CLP	273,578,000	Morgan Stanley International	3/20/24	13,049
USD	1,100,000	IDR	17,086,300,000	JPMorgan Chase Bank, N.A.	3/20/24	13,209
USD	1,000,000	CZK	22,761,168	BNP Paribas S.A.	3/20/24	29,363
USD	1,300,000	MYR	6,146,400	Barclays Bank PLC	3/20/24	3,372
USD	1,600,000	ILS	6,058,419	BNP Paribas S.A.	3/20/24	(96,522)
USD	2,500,000	SGD	3,357,398	BNP Paribas S.A.	3/20/24	2,989
USD	900,000	PLN	3,653,956	BNP Paribas S.A.	3/20/24	(14,884)
USD	671,141	KRW	902,785,316	Morgan Stanley International	3/20/24	(5,474)
USD	2,828,859	KRW	3,802,416,483	JPMorgan Chase Bank, N.A.	3/20/24	(20,957)
USD	12,386	MXN	216,009	Goldman Sachs Bank USA	3/20/24	(254)
USD	6,200,000	CNY	44,646,200	JPMorgan Chase Bank, N.A.	3/20/24	(21,910)
USD	1,495,497	EUR	1,375,000	JPMorgan Chase Bank, N.A.	3/20/24	8,397
USD	1,284,933	SEK	13,431,009	BNP Paribas S.A.	3/20/24	(11,595)
USD	1,509,724	AUD	2,300,000	JPMorgan Chase Bank, N.A.	3/20/24	13,945
USD	607,534	SEK	6,350,692	JPMorgan Chase Bank, N.A.	3/20/24	(5,514)
USD	607,533	SEK	6,348,817	JPMorgan Chase Bank, N.A.	3/20/24	(5,334)
USD	4,480,897	THB	159,325,189	BNP Paribas S.A.	3/20/24	39,172
USD	919,103	THB	32,715,471	JPMorgan Chase Bank, N.A.	3/20/24	7,049
USD	1,300,000	CZK	29,689,742	BNP Paribas S.A.	3/20/24	33,897
USD	6,300,000	BRL	31,257,475	BNP Paribas S.A.	3/20/24	22,887
USD	1,100,000	KRW	1,465,279,091	BNP Paribas S.A.	3/20/24	1,810
USD	895,000	MYR	4,222,610	Barclays Bank PLC	3/20/24	4,209
USD	4,048,751	HUF	1,430,950,969	BNP Paribas S.A.	3/20/24	114,761
USD	100,000	KRW	133,281,000	Citibank, N.A.	3/20/24	109
USD	6,282,526	NZD	10,300,000	BNP Paribas S.A.	3/20/24	11,300
USD	351,249	HUF	124,114,695	JPMorgan Chase Bank, N.A.	3/20/24	10,031
USD	405,000	MYR	1,905,728	Morgan Stanley International	3/20/24	2,973
USD	220,470	SGD	295,000	Barclays Bank PLC	3/20/24	1,068
USD	1,200,000	INR	99,924,000	JPMorgan Chase Bank, N.A.	3/20/24	(4,789)
USD	600,000	CLP	545,460,000	JPMorgan Chase Bank, N.A.	3/20/24	35,853
USD	2,500,000	ZAR	48,160,570	BNP Paribas S.A.	3/20/24	(7,507)
USD	1,500,000	CZK	34,186,373	BNP Paribas S.A.	3/20/24	42,141
USD	2,100,000	KRW	2,803,882,578	BNP Paribas S.A.	3/20/24	(1,440)
USD	2,100,000	PEN	7,864,695	BNP Paribas S.A.	3/20/24	21,162
USD	5,300,000	CHF	4,577,213	BNP Paribas S.A.	3/20/24	114,971
USD	1,270,000	IDR	20,015,200,000	Barclays Bank PLC	3/20/24	(3,087)
USD	1,130,000	IDR	17,790,946,000	JPMorgan Chase Bank, N.A.	3/20/24	(1,611)
USD	2,220,000	PHP	125,008,200	Citibank, N.A.	3/20/24	(2,755)
USD	85,730	NOK	900,000	Barclays Bank PLC	3/20/24	959
USD	880,000	PHP	49,632,000	Citibank, N.A.	3/20/24	(2,500)
USD	9,125,498	INR	760,300,000	JPMorgan Chase Bank, N.A.	3/20/24	(41,482)
USD	100,000	PHP	5,632,680	JPMorgan Chase Bank, N.A.	3/20/24	(154)
USD	12,415	ILS	46,000	Morgan Stanley International	3/20/24	(466)
USD	1,500,000	THB	53,326,605	BNP Paribas S.A.	3/20/24	13,342
USD	1,476,450	HUF	526,237,957	BNP Paribas S.A.	3/20/24	29,709
USD	1,823,550	HUF	650,720,099	BNP Paribas S.A.	3/20/24	34,581
USD	310,203	HKD	2,421,000	Barclays Bank PLC	3/20/24	831
USD	15,700,000	CAD	21,179,079	JPMorgan Chase Bank, N.A.	3/20/24	90,654
USD	20,914	ILS	77,000	UBS AG	3/20/24	(648)
USD	1,100,000	PEN	4,173,400	Citibank, N.A.	3/20/24	(3,135)
USD	700,000	PHP	39,466,000	Citibank, N.A.	3/20/24	(1,740)
USD	1,600,000	PEN	6,054,400	Morgan Stanley International	3/20/24	(331)
USD	300,000	PEN	1,140,542	BNP Paribas S.A.	3/20/24	(1,474)
USD	800,000	PHP	45,130,999	BNP Paribas S.A.	3/20/24	(2,469)
USD	1,000,000	PEN	3,812,000	Citibank, N.A.	3/20/24	(7,608)
USD	276,141	TWD	8,541,041	BNP Paribas S.A.	3/20/24	5,701
USD	76,621	ILS	279,000	Barclays Bank PLC	3/20/24	(1,506)
USD	1,600,000	HUF	573,612,446	BNP Paribas S.A.	3/20/24	23,017
USD	700,000	MXN	12,155,553	BNP Paribas S.A.	3/20/24	(11,301)
USD	1,900,000	PEN	7,250,400	Citibank, N.A.	3/20/24	(16,464)
USD	279,042	TWD	8,697,739	BNP Paribas S.A.	3/20/24	3,641
USD	4,033,339	EUR	3,750,000	BNP Paribas S.A.	3/20/24	(22,389)
USD	1,610,000	NOK	17,198,988	BNP Paribas S.A.	3/20/24	(9,961)
USD	1,590,000	NOK	16,929,748	BNP Paribas S.A.	3/20/24	(4,601)
USD	1,300,000	CZK	30,307,563	JPMorgan Chase Bank, N.A.	3/20/24	7,551
USD	400,000	BRL	1,991,572	Citibank, N.A.	3/20/24	53
USD	1,300,000	INR	108,125,947	BNP Paribas S.A.	3/20/24	(3,681)
USD	900,000	COP	3,588,228,000	State Street Bank and Trust Co	3/20/24	(11,632)
USD	4,000,000	SEK	42,195,368	BNP Paribas S.A.	3/20/24	(73,222)
USD	8,886,821	GBP	7,062,500	BNP Paribas S.A.	3/20/24	(29,065)
USD	1,500,000	MXN	25,737,230	Barclays Bank PLC	3/20/24	(6,054)
USD	3,900,000	SGD	5,237,509	Barclays Bank PLC	3/20/24	4,686
USD	3,382,491	AUD	5,200,000	Citibank, N.A.	3/20/24	730
USD	4,500,000	CNY	32,330,070	JPMorgan Chase Bank, N.A.	3/20/24	(5,529)
USD	315,647	HKD	2,466,000	Barclays Bank PLC	3/20/24	525
USD	799,000	PEN	3,093,728	Citibank, N.A.	3/20/24	(18,751)
USD	801,000	PEN	3,107,480	Citibank, N.A.	3/20/24	(20,386)
USD	600,000	CZK	14,018,396	BNP Paribas S.A.	3/20/24	2,193
USD	500,000	CZK	11,702,250	Morgan Stanley International	3/20/24	964
USD	5,700,000	CHF	4,965,253	BNP Paribas S.A.	3/20/24	75,402
USD	550,000	CZK	12,919,368	JPMorgan Chase Bank, N.A.	3/20/24	(939)
USD	2,100,000	CHF	1,834,199	BNP Paribas S.A.	3/20/24	22,235
USD	650,000	CZK	15,249,313	BNP Paribas S.A.	3/20/24	(298)
USD	2,749,990	MYR	13,098,201	Morgan Stanley International	3/20/24	(13,172)
USD	2,548,092	EUR	2,375,000	JPMorgan Chase Bank, N.A.	3/20/24	(20,536)
USD	3,700,000	CHF	3,269,657	JPMorgan Chase Bank, N.A.	3/20/24	(3,841)
USD	1,100,000	COP	4,321,944,000	JPMorgan Chase Bank, N.A.	3/20/24	1,958
USD	2,000,000	MXN	34,303,018	Goldman Sachs Bank USA	3/20/24	(7,294)
USD	1,300,000	INR	108,002,440	BNP Paribas S.A.	3/20/24	(2,192)
USD	1,419,615	HUF	515,055,720	BNP Paribas S.A.	3/20/24	3,617
USD	280,385	HUF	101,714,481	JPMorgan Chase Bank, N.A.	3/20/24	750
USD	112,244	ZAR	2,133,756	Morgan Stanley International	3/20/24	1,149
USD	191,311	HKD	1,495,000	Barclays Bank PLC	3/20/24	269
USD	72,877	HUF	26,382,406	BNP Paribas S.A.	3/20/24	347
USD	600,000	MXN	10,326,800	BNP Paribas S.A.	3/20/24	(4,289)
USD	900,000	HUF	323,943,607	BNP Paribas S.A.	3/20/24	9,410
USD	557,000	COP	2,219,366,500	BNP Paribas S.A.	3/20/24	(6,857)
USD	643,000	COP	2,563,641,000	State Street Bank and Trust Co	3/20/24	(8,324)
USD	1,975,000	ZAR	38,071,682	BNP Paribas S.A.	3/20/24	(7,223)
USD	225,000	ZAR	4,334,111	BNP Paribas S.A.	3/20/24	(658)
ZAR	49,164,326	USD	2,600,000	BNP Paribas S.A.	3/20/24	(40,232)
JPY	167,780,112	USD	1,200,000	JPMorgan Chase Bank, N.A.	3/21/24	(77,774)
USD	3,100,000	JPY	455,631,350	BNP Paribas S.A.	3/21/24	52,431
USD	2,126,000	JPY	312,755,364	BNP Paribas S.A.	3/21/24	34,082
USD	1,874,000	JPY	275,633,823	JPMorgan Chase Bank, N.A.	3/21/24	30,375
USD	700,000	JPY	102,621,239	Morgan Stanley International	3/21/24	13,600
USD	2,800,000	JPY	415,890,980	BNP Paribas S.A.	3/21/24	18,241
USD	1,300,000	JPY	194,315,403	BNP Paribas S.A.	3/21/24	288
USD	12,705	TRY	407,133	Barclays Bank PLC	3/25/24	(16)
CNY	114,496,929	USD	16,196,131	BNP Paribas S.A.	3/26/24	(228,974)
USD	10,641,325	CNY	76,879,000	Goldman Sachs Bank USA	3/26/24	(79,828)
USD	8,307	CNY	59,000	JPMorgan Chase Bank, N.A.	3/26/24	79
USD	86,551	TRY	2,805,751	Barclays Bank PLC	3/28/24	(806)
BRL	4,623,152	USD	948,203	JPMorgan Chase Bank, N.A.	4/02/24	(21,072)
BRL	8,600,000	USD	1,724,584	Citibank, N.A.	4/02/24	67
CAD	1,794,723	USD	1,330,103	JPMorgan Chase Bank, N.A.	4/02/24	(7,100)
EUR	1,407,000	USD	1,523,808	Bank of America, N.A.	4/02/24	(1,268)
GBP	7,520,240	USD	9,546,278	BNP Paribas S.A.	4/02/24	(51,757)
GBP	1,258,668	USD	1,597,768	BNP Paribas S.A.	4/02/24	(8,663)
NZD	6,999,981	USD	4,258,725	BNP Paribas S.A.	4/02/24	3,301
SEK	604,160	USD	58,746	Morgan Stanley International	4/02/24	(393)
USD	2,703,319	BRL	13,295,733	Citibank, N.A.	4/02/24	36,982
USD	1,274	NOK	13,490	Barclays Bank PLC	4/02/24	3
USD	1,486,806	JPY	223,011,022	Morgan Stanley International	4/02/24	(7,747)
USD	267,979	AUD	412,000	BNP Paribas S.A.	4/02/24	(74)
USD	25,277	GBP	20,000	Citibank, N.A.	4/02/24	27
USD	308,481	EUR	285,000	BNP Paribas S.A.	4/02/24	78
USD	170,387	EUR	157,000	BNP Paribas S.A.	4/02/24	494
USD	117,780	GBP	93,000	JPMorgan Chase Bank, N.A.	4/02/24	365
MXN	64,145	USD	3,626	Royal Bank of Canada	4/19/24	109
CAD	4,300,000	USD	3,186,932	JPMorgan Chase Bank, N.A.	4/29/24	(15,842)
USD	3,208,739	CAD	4,300,000	Citibank, N.A.	4/29/24	37,650
CAD	200,000	USD	148,394	UBS AG	4/30/24	(900)
USD	149,538	CAD	200,000	Morgan Stanley International	4/30/24	2,043
USD	115,749	TRY	3,839,493	Barclays Bank PLC	4/30/24	629
CAD	1,800,000	USD	1,335,551	State Street Bank and Trust Co	5/01/24	(8,078)
USD	1,345,869	CAD	1,800,000	Morgan Stanley International	5/01/24	18,396
BRL	12,883,686	USD	2,606,978	JPMorgan Chase Bank, N.A.	5/03/24	(30,988)
USD	23,934	TRY	797,029	Barclays Bank PLC	5/03/24	119
TWD	8,472,834	USD	276,141	BNP Paribas S.A.	5/20/24	(5,933)
TWD	8,631,327	USD	279,042	BNP Paribas S.A.	5/20/24	(3,779)
USD	236,935	TWD	7,318,689	BNP Paribas S.A.	5/20/24	3,534
USD	411,925	KRW	535,770,251	Morgan Stanley International	6/20/24	8,353
USD	867,088	KRW	1,131,723,258	Barclays Bank PLC	6/20/24	14,611
USD	842,652	KRW	1,092,911,217	JPMorgan Chase Bank, N.A.	6/20/24	19,410
USD	1,287,285	KRW	1,682,803,656	JPMorgan Chase Bank, N.A.	6/20/24	19,703
USD	1,117,191	TWD	34,602,422	BNP Paribas S.A.	6/20/24	9,674
USD	1,219,033	TWD	37,744,919	BNP Paribas S.A.	6/20/24	10,934
USD	4,907,969	TWD	150,938,697	JPMorgan Chase Bank, N.A.	6/20/24	76,885
USD	434,758	IDR	6,852,133,886	BNP Paribas S.A.	6/20/24	(44)
USD	158,877	TWD	4,891,982	BNP Paribas S.A.	6/20/24	2,300
USD	46,219	TWD	1,421,465	BNP Paribas S.A.	6/20/24	722
USD	1,282,144	IDR	20,264,542,349	JPMorgan Chase Bank, N.A.	6/20/24	(3,743)
USD	1,834,578	IDR	28,947,806,262	JPMorgan Chase Bank, N.A.	6/20/24	(2,305)
USD	1,773,593	IDR	28,037,135,503	JPMorgan Chase Bank, N.A.	6/20/24	(5,503)
USD	503,241	BRL	2,500,000	JPMorgan Chase Bank, N.A.	7/02/24	6,248
USD	444,166	BRL	2,200,000	Goldman Sachs Bank USA	7/02/24	6,813
PLN	99,000	USD	24,559	JPMorgan Chase Bank, N.A.	7/22/24	185
PLN	88,000	USD	22,119	Barclays Bank PLC	7/22/24	(124)
PLN	94,000	USD	23,285	BNP Paribas S.A.	7/22/24	209
PLN	40,000	USD	10,038	JPMorgan Chase Bank, N.A.	7/22/24	(40)
USD	401,929	PLN	1,628,681	BNP Paribas S.A.	7/22/24	(5,141)
USD	88,735	PLN	357,000	Bank of America, N.A.	7/22/24	(493)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(34,125)
Unrealized Appreciation						3,101,803
Unrealized Depreciation						(3,135,928)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5-Year CDX N.A. HY Series 41		Dec 2028	ICE	(5%)	Quarterly		5,643,000	126,296	0	126,296

Sell Protection
5-Year CDX N.A. EM Series 39	NR	Jun 2028	ICE	1%	Quarterly		900,000	39,356	0	39,356
5-Year CDX N.A. EM Series 40	NR	Dec 2028	ICE	1%	Quarterly		16,000,000	278,388	0	278,388
5-Year CDX N.A. IG Series 41	NR	Dec 2028	ICE	1%	Quarterly		34,500,000	140,541	0	140,541
5-Year iTraxx Crossover Series 40	NR	Dec 2028	ICE	5%	Quarterly	EUR	3,300,000	97,226	0	97,226
5-Year iTraxx Europe Main Series 40	NR	Dec 2028	ICE	1%	Quarterly	EUR	27,400,000	195,690	0	195,690

TOTAL SELL PROTECTION								751,201	0	751,201
TOTAL CREDIT DEFAULT SWAPS								877,497	0	877,497

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)		Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
5%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Mar 2029	CLP	1,709,200,000	(2,518)	0	(2,518)
SONIA Interest Rate Benchmark(4)	Annual	5.5%	Annual	LCH	Jan 2026	GBP	13,300,000	10,739	0	10,739
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Mar 2026		40,900,000	81,824	0	81,824
6 month EURIBOR(4)	Semi - annual	3.5%	Annual	LCH	Mar 2026	EUR	26,700,000	81,354	0	81,354
Canadian Overnight Repo Rate Average(4)	Semi-Annual	3.75%	Semi-Annual	LCH	Mar 2026	CAD	11,400,000	(16,028)	0	(16,028)
4%	Quarterly	ASX Australian Bank Bill Short Term Rates 3 Month(4)	Quarterly	LCH	Mar 2026	AUD	5,000,000	(3,276)	0	(3,276)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	13.72%	At Maturity	CME	Jan 2027	BRL	20,200,000	(227,154)	0	(227,154)
Brazil Cetip DI Interbank Deposit Overnight Rate(4)	At Maturity	13.19%	At Maturity	CME	Jan 2027	BRL	18,500,000	(244,022)	0	(244,022)
12.26%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2027	BRL	13,600,000	115,709	0	115,709
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	13.17%	At Maturity	CME	Jan 2027	BRL	7,000,000	(82,106)	0	(82,106)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	12.71%	At Maturity	CME	Jan 2027	BRL	6,800,000	(75,587)	0	(75,587)
12.16%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2027	BRL	6,500,000	52,224	0	52,224
Brazil Cetip DI Interbank Deposit Overnight Rate(4)	At Maturity	13.08%	At Maturity	CME	Jan 2027	BRL	4,700,000	(47,423)	0	(47,423)
Mexico 28 Day Cetes Auction Average Yield Rate(4)	Monthly	8.63%	Monthly	CME	Nov 2027	MXN	63,400,000	19,015	0	19,015
8.45%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Nov 2027	MXN	54,800,000	(45,724)	0	(45,724)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.06%	Quarterly	CME	Nov 2027	ZAR	44,800,000	(2,370)	0	(2,370)
8.48%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Nov 2027	MXN	17,300,000	(13,700)	0	(13,700)
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.29%	Annual	LCH	Nov 2027	ILS	26,400,000	113,513	0	113,513
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	9.05%	Annual	CME	Dec 2027	HUF	1,832,500,000	(664,681)	0	(664,681)
5.61%	Semi - annual	GPW Benchmark WIBOR PLN 6M Rate(4)	Semi - annual	CME	Dec 2027	PLN	7,100,000	47,608	0	47,608
8.5%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Jan 2028	HUF	1,825,400,000	518,480	0	518,480
8.65%	Semi - annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Jan 2028	HUF	174,100,000	47,575	0	47,575
7.71%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	86,300,000	(67,191)	0	(67,191)
7.9%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	31,600,000	(11,740)	0	(11,740)
7.73%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	31,600,000	(23,026)	0	(23,026)
7.73%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	26,400,000	(27,831)	0	(27,831)
5.3%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	CME	Jan 2028	PLN	6,000,000	34,333	0	34,333
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.49%	Annual	LCH	Jan 2028	ILS	3,700,000	3,963	0	3,963
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	10.24%	Quarterly	CME	Feb 2028	COP	12,000,000,000	(253,893)	0	(253,893)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	5.94%	Semi-Annual	CME	Feb 2028	CLP	2,185,200,000	(94,260)	0	(94,260)
Prague Interbank Offered Rate 6-month(4)	Semi - annual	5.22%	Annual	CME	Feb 2028	CZK	87,200,000	(287,357)	0	(287,357)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.43%	Quarterly	CME	Feb 2028	ZAR	85,300,000	(48,597)	0	(48,597)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	9.22%	Monthly	CME	Feb 2028	MXN	56,800,000	(28,487)	0	(28,487)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.21%	Quarterly	CME	Feb 2028	ZAR	56,800,000	(8,545)	0	(8,545)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	9.14%	Monthly	CME	Feb 2028	MXN	24,000,000	(18,628)	0	(18,628)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	6.04%	Annual	CME	Feb 2028	PLN	13,500,000	(132,141)	0	(132,141)
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	4.04%	Annual	LCH	Feb 2028	ILS	76,800,000	(350,401)	0	(350,401)
4.03%	Quarterly	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Feb 2028	ILS	66,600,000	486,467	0	486,467
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.98%	Annual	LCH	Feb 2028	ILS	9,500,000	(32,414)	0	(32,414)
9.05%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Mar 2028	COP	10,329,000,000	124,121	0	124,121
8.75%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Mar 2028	COP	6,718,000,000	65,916	0	65,916
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	9.83%	Quarterly	CME	Mar 2028	COP	6,277,100,000	(108,507)	0	(108,507)
5.38%	Semi-Annual	Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	CME	Mar 2028	CLP	5,416,600,000	15,067	0	15,067
5.3%	Semi-Annual	Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	CME	Mar 2028	CLP	2,179,800,000	(3,243)	0	(3,243)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	6.49%	Semi-Annual	CME	Mar 2028	CLP	2,011,100,000	(115,586)	0	(115,586)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	6.39%	Semi-Annual	CME	Mar 2028	CLP	1,683,100,000	(73,858)	0	(73,858)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	6.38%	Semi-Annual	CME	Mar 2028	CLP	992,300,000	(51,144)	0	(51,144)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	6.37%	Semi-Annual	CME	Mar 2028	CLP	936,200,000	(47,771)	0	(47,771)
4.51%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Mar 2028	CZK	85,800,000	226,094	0	226,094
8.44%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Mar 2028	MXN	68,900,000	(55,852)	0	(55,852)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.12%	Quarterly	CME	Mar 2028	ZAR	23,700,000	(14,997)	0	(14,997)
3.87%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	CME	Mar 2028	ILS	7,800,000	(2,797)	0	(2,797)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	5.43%	Annual	CME	Mar 2028	PLN	3,100,000	(33,524)	0	(33,524)
3.59%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Mar 2028	ILS	5,300,000	(1,035)	0	(1,035)
8.7%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Apr 2028	COP	8,197,300,000	79,678	0	79,678
8.71%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Apr 2028	HUF	2,932,600,000	411,640	0	411,640
8.74%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Apr 2028	HUF	785,400,000	296,691	0	296,691
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	9.51%	Semi - annual	CME	Apr 2028	HUF	757,400,000	(346,309)	0	(346,309)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	9.49%	Annual	CME	Apr 2028	HUF	611,500,000	(279,479)	0	(279,479)
8.8%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Apr 2028	HUF	414,900,000	158,548	0	158,548
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	9.5%	Annual	CME	Apr 2028	HUF	250,700,000	(114,902)	0	(114,902)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.51%	Quarterly	CME	Apr 2028	ZAR	76,200,000	(52,533)	0	(52,533)
Prague Interbank Offered Rate 6-month(4)	Semi - annual	5.09%	Semi - annual	CME	Apr 2028	CZK	50,200,000	(172,849)	0	(172,849)
3.53%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Apr 2028	ILS	6,300,000	(5,174)	0	(5,174)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.8%	Semi-Annual	CME	May 2028	CLP	2,024,600,000	(72,747)	0	(72,747)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.78%	Semi-Annual	CME	May 2028	CLP	508,400,000	(17,812)	0	(17,812)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	9.35%	Quarterly	CME	May 2028	ZAR	129,700,000	(280,137)	0	(280,137)
4.7%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	May 2028	CZK	50,000,000	151,771	0	151,771
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.73%	Monthly	CME	May 2028	MXN	48,000,000	14,677	0	14,677
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.7%	Monthly	CME	May 2028	MXN	31,200,000	21,226	0	21,226
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.59%	Annual	LCH	May 2028	ILS	16,900,000	(34,926)	0	(34,926)
8.11%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Jun 2028	COP	14,886,400,000	60,218	0	60,218
5.16%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Jun 2028	CLP	6,635,800,000	41,457	0	41,457
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.62%	Semi-Annual	CME	Jun 2028	CLP	2,772,000,000	(76,825)	0	(76,825)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.7%	Semi-Annual	CME	Jun 2028	CLP	1,688,700,000	(52,185)	0	(52,185)
5.24%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Jun 2028	CLP	1,316,000,000	11,873	0	11,873
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.65%	Semi-Annual	CME	Jun 2028	CLP	1,071,300,000	(30,462)	0	(30,462)
5.23%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Jun 2028	CLP	967,400,000	8,396	0	8,396
5.29%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Jun 2028	CLP	953,800,000	10,926	0	10,926
9.19%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jun 2028	ZAR	86,900,000	75,094	0	75,094
4.61%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Jun 2028	CZK	71,600,000	163,906	0	163,906
5.54%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	CME	Jun 2028	PLN	27,600,000	258,509	0	258,509
4.93%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	CME	Jun 2028	PLN	18,600,000	135,064	0	135,064
8.21%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Jun 2028	MXN	7,700,000	(10,618)	0	(10,618)
5.28%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Jul 2028	CLP	1,843,000,000	8,263	0	8,263
Prague Interbank Offered Rate 6-month(4)	Semi - annual	4.62%	Semi - annual	CME	Jul 2028	CZK	113,100,000	(335,229)	0	(335,229)
8.37%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	104,100,000	28,550	0	28,550
8.41%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	84,300,000	29,000	0	29,000
8.31%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	46,400,000	4,750	0	4,750
8.33%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	29,700,000	4,611	0	4,611
8.29%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	26,300,000	1,833	0	1,833
8.31%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	26,300,000	2,908	0	2,908
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.49%	Annual	LCH	Jul 2028	ILS	12,900,000	(73,927)	0	(73,927)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	8.13%	Quarterly	CME	Aug 2028	COP	7,433,900,000	(57,203)	0	(57,203)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.63%	Semi-Annual	CME	Aug 2028	CLP	3,778,500,000	(124,484)	0	(124,484)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.46%	Semi-Annual	CME	Aug 2028	CLP	3,347,300,000	(80,468)	0	(80,468)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.59%	Semi-Annual	CME	Aug 2028	CLP	2,929,500,000	(91,312)	0	(91,312)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.54%	Semi-Annual	CME	Aug 2028	CLP	2,555,300,000	(73,261)	0	(73,261)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.55%	Semi-Annual	CME	Aug 2028	CLP	2,555,300,000	(74,474)	0	(74,474)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.53%	Semi-Annual	CME	Aug 2028	CLP	1,578,900,000	(44,658)	0	(44,658)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.49%	Semi-Annual	CME	Aug 2028	CLP	1,468,400,000	(38,647)	0	(38,647)
Prague Interbank Offered Rate 6-month(4)	Semi - annual	4.35%	Annual	CME	Aug 2028	CZK	113,200,000	(360,636)	0	(360,636)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.55%	Quarterly	CME	Aug 2028	ZAR	75,100,000	(41,925)	0	(41,925)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.22%	Quarterly	CME	Aug 2028	ZAR	66,200,000	(77,630)	0	(77,630)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.77%	Monthly	CME	Aug 2028	MXN	63,900,000	5,245	0	5,245
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.7%	Quarterly	CME	Aug 2028	ZAR	63,200,000	(54,625)	0	(54,625)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.63%	Quarterly	CME	Aug 2028	ZAR	63,100,000	(44,635)	0	(44,635)
8.22%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Aug 2028	ZAR	60,200,000	(6,470)	0	(6,470)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.89%	Monthly	CME	Aug 2028	MXN	26,600,000	(11,136)	0	(11,136)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	4.84%	Semi - annual	CME	Aug 2028	PLN	1,800,000	(12,992)	0	(12,992)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	7.96%(4)	Quarterly	CME	Sep 2028	COP	8,428,900,000	(92,860)	0	(92,860)
5.75%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Sep 2028	CLP	4,763,400,000	41,290	0	41,290
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	9.09%	Quarterly	CME	Sep 2028	ZAR	83,300,000	(87,085)	0	(87,085)
9.89%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Sep 2028	MXN	51,600,000	118,695	0	118,695
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	9.37%	Quarterly	CME	Oct 2028	COP	27,630,000,000	(478,820)	0	(478,820)
9.22%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Oct 2028	COP	15,865,400,000	179,448	0	179,448
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	9.65%	Quarterly	CME	Oct 2028	COP	12,050,000,000	(240,918)	0	(240,918)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	9.19%	Quarterly	CME	Oct 2028	COP	8,320,000,000	(132,055)	0	(132,055)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	9.26%	Quarterly	CME	Oct 2028	COP	2,980,000,000	(48,895)	0	(48,895)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	7.74%	Semi - annual	CME	Oct 2028	HUF	1,451,000,000	(217,050)	0	(217,050)
7.77%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Oct 2028	HUF	1,190,500,000	32,541	0	32,541
4.73%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Oct 2028	CZK	220,700,000	208,042	0	208,042
GPW Benchmark WIBOR PLN 6M Rate(4)	Semi - annual	4.74%	Semi - annual	CME	Oct 2028	PLN	6,100,000	24,183	0	24,183
3.92%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Oct 2028	ILS	18,400,000	58,313	0	58,313
3.77%	Annual	GPW Benchmark WIBOR PLN 6M Rate(4)	Quarterly	LCH	Oct 2028	ILS	7,000,000	11,648	0	11,648
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	4.46%	Annual	LCH	Oct 2028	ILS	4,300,000	(38,306)	0	(38,306)
8.07%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Nov 2028	COP	13,692,000,000	81,071	0	81,071
8.34%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Nov 2028	COP	7,604,900,000	63,318	0	63,318
8.19%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Nov 2028	COP	6,317,200,000	44,805	0	44,805
8.13%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Nov 2028	COP	5,156,900,000	33,107	0	33,107
5.48%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Nov 2028	CLP	2,748,000,000	47,583	0	47,583
5.54%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Nov 2028	CLP	1,049,000,000	21,664	0	21,664
8.35%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Nov 2028	ZAR	133,700,000	(29,862)	0	(29,862)
8.36%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Nov 2028	ZAR	73,600,000	4,803	0	4,803
8.36%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Nov 2028	ZAR	72,400,000	4,292	0	4,292
4.19%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Nov 2028	CZK	45,000,000	(14,444)	0	(14,444)
9.24%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Nov 2028	MXN	34,700,000	37,571	0	37,571
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.25%	Quarterly	CME	Nov 2028	ZAR	10,500,000	3,274	0	3,274
3.44%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Nov 2028	ILS	19,500,000	(41,054)	0	(41,054)
3.46%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Nov 2028	ILS	12,600,000	(23,785)	0	(23,785)
3.52%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Nov 2028	ILS	11,700,000	(14,648)	0	(14,648)
7.9%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Dec 2028	COP	9,132,300,000	22,202	0	22,202
5.01%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Dec 2028	CLP	4,796,800,000	(14,069)	0	(14,069)
4.9%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Dec 2028	CLP	4,651,400,000	(40,616)	0	(40,616)
4.65%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Dec 2028	CLP	2,802,900,000	(65,262)	0	(65,262)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	6.07%	Annual	CME	Dec 2028	HUF	657,000,000	27,794	0	27,794
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	4.26%	Annual	CME	Dec 2028	PLN	7,400,000	22,903	0	22,903
7.53%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Jan 2029	COP	7,824,800,000	(37,384)	0	(37,384)
11.08%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	50,700,000	170,747	0	170,747
10.9%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	29,200,000	100,520	0	100,520
12.06%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	28,700,000	273,306	0	273,306
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.09%	At Maturity	CME	Jan 2029	BRL	20,300,000	24,080	0	24,080
11.84%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	18,600,000	152,027	0	152,027
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.48%	At Maturity	CME	Jan 2029	BRL	17,400,000	591	0	591
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.23%	At Maturity	CME	Jan 2029	BRL	17,100,000	7,360	0	7,360
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.77%	At Maturity	CME	Jan 2029	BRL	16,700,000	(38,191)	0	(38,191)
11.31%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	16,300,000	81,676	0	81,676
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	11.03%	At Maturity	CME	Jan 2029	BRL	15,600,000	(59,888)	0	(59,888)
8.13%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2029	ZAR	15,300,000	(4,616)	0	(4,616)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	9.87%	At Maturity	CME	Jan 2029	BRL	13,800,000	2,686	0	2,686
10.53%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	13,600,000	11,782	0	11,782
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.55%	At Maturity	CME	Jan 2029	BRL	13,300,000	(11,730)	0	(11,730)
11.66%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	12,100,000	91,020	0	91,020
11.11%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	11,800,000	44,854	0	44,854
10.21%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	8,502,000	(5,017)	0	(5,017)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.25%	At Maturity	CME	Jan 2029	BRL	7,900,000	7,238	0	7,238
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.29%	At Maturity	CME	Jan 2029	BRL	7,800,000	(6,246)	0	(6,246)
12.75%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	7,700,000	106,688	0	106,688
12.56%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	7,700,000	96,151	0	96,151
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.03%	At Maturity	CME	Jan 2029	BRL	6,600,000	11,102	0	11,102
11.94%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	5,300,000	46,699	0	46,699
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.7%	Annual	LCH	Jan 2029	ILS	20,000,000	(16,658)	0	(16,658)
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.68%	Annual	LCH	Jan 2029	ILS	13,800,000	(7,724)	0	(7,724)
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.74%	At Maturity	LCH	Jan 2029	ILS	8,200,000	(10,368)	0	(10,368)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	4.81%	Semi-Annual	CME	Feb 2029	CLP	5,190,500,000	42,314	0	42,314
4.44%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Feb 2029	CLP	3,071,000,000	(80,049)	0	(80,049)
4.52%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Feb 2029	CLP	1,798,000,000	(40,277)	0	(40,277)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	4.85%	Annual	CME	Feb 2029	PLN	14,700,000	(4,412)	0	(4,412)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	4.87%	Annual	CME	Feb 2029	PLN	14,700,000	(6,923)	0	(6,923)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	4.89%	Annual	CME	Feb 2029	PLN	10,400,000	(7,694)	0	(7,694)
Klibor Interbank Offered Rate(4)	Quarterly	3.5%	Quarterly	BNP Paribas S.A.	Mar 2029	MYR	13,500,000	21,891	(18,226)	3,665
Klibor Interbank Offered Rate(4)	Quarterly	3.5%	Quarterly	Bank of America, N.A.	Mar 2029	MYR	21,900,000	35,512	(40,297)	(4,785)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	7.52%	Quarterly	CME	Mar 2029	COP	10,983,300,000	(10,870)	0	(10,870)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	4.97%	Semi-Annual	CME	Mar 2029	CLP	8,370,000,000	2,416	0	2,416
3.5%	Quarterly	Klibor Interbank Offered Rate(4)	Quarterly	Goldman Sachs Intl.	Mar 2029	MYR	48,800,000	(79,133)	62,475	(16,658)
3.25%	Quarterly	Korea Federation of Banks (KORIBOR) 3 Month Rate(4)	Quarterly	LCH	Mar 2029	KRW	5,872,600,000	(2,529)	0	(2,529)
2.5%	Quarterly	Thailand Overnight Repo Rate ON(4)	Quarterly	LCH	Mar 2029	THB	400,176,000	59,443	0	59,443
6.5%	Semi-Annual	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate(4)	Semi-Annual	LCH	Mar 2029	INR	394,200,000	(30,159)	0	(30,159)
Taiwan Interbank Money Center TAIBOR Fixing Rates 3 Month Index(4)	Quarterly	1.5%	Quarterly	LCH	Mar 2029	TWD	237,040,000	(11,857)	0	(11,857)
2.25%	At Maturity	CFETS China Fixing Repo Rates 7 Day(4)	At Maturity	LCH	Mar 2029	CNY	100,700,000	137,382	0	137,382
HK Assoc. of Banks Hong Kong Dollar (HIBOR) Fixings 3 Month(4)	Quarterly	3.5%	Quarterly	LCH	Mar 2029	HKD	40,000,000	(6,764)	0	(6,764)
Canadian Overnight Repo Rate Average(4)	Semi-Annual	3.25%	Semi-Annual	LCH	Mar 2029	CAD	4,300,000	(5,665)	0	(5,665)
Singapore Domestic Interbank O/N Index(4)	Semi-Annual	2.75%	Semi-Annual	LCH	Mar 2029	SGD	3,300,000	(1,714)	0	(1,714)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.25%	Annual	LCH	Mar 2029		2,100,000	(2,134)	0	(2,134)
Prague Interbank Offered Rate 6-month(4)	Semi - annual	3.34%	Annual	CME	Jan 2032	CZK	35,700,000	(174,728)	0	(174,728)
8.25%	Monthly	Mexico 28 Day Cetes Auction Average Yield Rate(4)	Monthly	CME	Dec 2032	MXN	23,000,000	(30,805)	0	(30,805)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.76%	Monthly	CME	Feb 2033	MXN	32,200,000	(44,727)	0	(44,727)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.8%	Monthly	CME	Feb 2033	MXN	31,700,000	(20,044)	0	(20,044)
4.22%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Mar 2033	CZK	49,700,000	155,540	0	155,540
8.37%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Mar 2033	MXN	37,900,000	(34,431)	0	(34,431)
8.28%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Mar 2033	MXN	16,300,000	(21,397)	0	(21,397)
2.5%	At Maturity	US CPI Urban Consumer NSA Index(4)	At Maturity	LCH	Mar 2033		5,300,000	(8,830)	0	(8,830)
Prague Interbank Offered Rate 6-month(4)	Semi - annual	4.42%	Annual	CME	Jun 2033	CZK	83,500,000	(312,105)	0	(312,105)
4.46%	Annual	Prague Interbank Offered Rate 6-month(4)	Annual	CME	Jun 2033	CZK	34,700,000	76,146	0	76,146
8.06%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Jun 2033	MXN	13,300,000	(37,200)	0	(37,200)
US CPI Urban Consumer NSA Index(4)	At Maturity	2.53%	At Maturity	LCH	Jun 2033		900,000	(3,702)	0	(3,702)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.5%	Monthly	CME	Jul 2033	MXN	67,200,000	15,170	0	15,170
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.65%	Monthly	CME	Jul 2033	MXN	34,800,000	(1,448)	0	(1,448)
US CPI Urban Consumer NSA Index(4)	At Maturity	2.6%	At Maturity	CME	Jul 2033		2,900,000	(15,584)	0	(15,584)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.99%	Monthly	CME	Aug 2033	MXN	29,300,000	(23,588)	0	(23,588)
9.77%	Semi-Annual	Mexico Interbank TIIE 28 Day Rate(4)	Semi-Annual	CME	Sep 2033	MXN	36,700,000	134,496	0	134,496
Prague Interbank Offered Rate 6-month(4)	Semi - annual	4.64%	Semi - annual	CME	Oct 2033	CZK	53,600,000	(143,587)	0	(143,587)
9.14%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Oct 2033	MXN	23,800,000	46,035	0	46,035
4.28%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Nov 2033	CZK	78,000,000	145,218	0	145,218
4.02%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Nov 2033	CZK	73,500,000	38,098	0	38,098
8.54%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Dec 2033	MXN	39,900,000	(15,545)	0	(15,545)
8.47%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Dec 2033	MXN	10,000,000	(6,900)	0	(6,900)
1%	Annual	Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR(4)	Annual	LCH	Mar 2034	JPY	2,692,900,000	183,742	0	183,742
Canadian Overnight Repo Rate Average(4)	Semi-Annual	3.25%	Semi-Annual	LCH	Mar 2034	CAD	15,300,000	65,861	0	65,861
3%	Annual	6 month EURIBOR(4)	Semi - annual	LCH	Mar 2034	EUR	10,800,000	344,437	0	344,437
4.5%	Annual	SONIA Interest Rate Benchmark(4)	Annual	LCH	Mar 2034	GBP	6,800,000	207,337	0	207,337
ASX Australian Bank Bill Short Term Rates 6 Month(4)	Semi-Annual	4.5%	Semi-Annual	LCH	Mar 2034	AUD	2,000,000	4,767	0	4,767
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.25%	Annual	LCH	Mar 2034		200,000	(729)	0	(729)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR(4)	Annual	1.5%	Annual	LCH	Mar 2054	JPY	967,900,000	(100,320)	0	(100,320)
3.25%	Semi-Annual	Canadian Overnight Repo Rate Average(4)	Semi-Annual	LCH	Mar 2054	CAD	4,600,000	214,376	0	214,376
3%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2054		3,900,000	49,442	0	49,442
SONIA Interest Rate Benchmark(4)	Annual	4.25%	Annual	LCH	Mar 2054	GBP	3,600,000	42,217	0	42,217
6 month EURIBOR(4)	Semi - annual	2.75%	Annual	LCH	Mar 2054	EUR	2,000,000	(47,811)	0	(47,811)
TOTAL INTEREST RATE SWAPS								(1,211,546)	3,952	(1,207,594)

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Pays
SET50 Index Futures	Pays	At Maturity	None	At Maturity	Goldman Sachs Intl.	Mar 2024	56,400	THB	46,992,480	49,777	0	49,777
SET50 Index Futures	Pays	At Maturity	None	At Maturity	Goldman Sachs Intl.	Mar 2024	33,200	THB	27,662,240	(924)	0	(924)
SET50 Index Futures	Pays	At Maturity	None	At Maturity	Goldman Sachs Intl.	Mar 2024	31,200	THB	25,995,840	2,345	0	2,345
SET50 Index Futures	Pays	At Maturity	None	At Maturity	Goldman Sachs Intl.	Mar 2024	600	THB	499,920	580	0	580
Receives
KOSPI 200 Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Mar 2024	2,750,000	KRW	968,412,497	7,413	0	7,413
KOSPI 200 Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Mar 2024	1,500,000	KRW	522,075,006	8,649	0	8,649
KOSPI 200 Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Mar 2024	750,000	KRW	272,024,997	(3,903)	0	(3,903)
KOSPI 200 Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Mar 2024	500,000	KRW	170,600,001	5,448	0	5,448
iBovespa Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Apr 2024	57	BRL	7,431,603	5,057	0	5,057
iBovespa Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Apr 2024	40	BRL	5,290,600	(11,627)	0	(11,627)
TOTAL RETURN SWAPS										62,815	0	62,815

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
HUF	-	Hungarian forint
ILS	-	Israeli shekel
INR	-	Indian rupee
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
PLN	-	Polish zloty
SGD	-	Singapore dollar
THB	-	Thai baht
TWD	-	Taiwanese dollar
ZAR	-	South African rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,563,707 or 0.6% of net assets.

(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $58,978,536.
(f)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $65,947,223.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Affiliated Fund
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(k)	Includes $6,642,000 of cash collateral segregated to cover margin requirements for centrally cleared OTC swaps.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	9,580,407	4,107,383	7,401,883	296,673	-	-	6,285,907	0.0%
Total	9,580,407	4,107,383	7,401,883	296,673	-	-	6,285,907

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 5.24%	74,587,408	539,994,388	554,848,438	2,522,419	-	-	59,733,358
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	-	110,000,000	-	-	-	(660,000)	109,340,000
Fidelity SAI Alternative Risk Premia Strategy Fund	-	25,002,500	-	2,500	-	(99,964)	24,902,536
Fidelity SAI Convertible Arbitrage Fund	-	150,614,279	-	614,279	-	2,838,397	153,452,676
	74,587,408	825,611,167	554,848,438	3,139,198	-	2,078,433	347,428,570

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Nonconvertible Bonds, U.S. Government and Government Agency Obligations and Foreign Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Collateralized Mortgage Obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

The Fund used futures contracts to manage its exposure to the commodities market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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